CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Millions	Total	HOST HOTELS & RESORTS, INC.	HOST HOTELS & RESORTS, INC. Preferred Stock	HOST HOTELS & RESORTS, INC. Common Stock	HOST HOTELS & RESORTS, INC. Additional Paid-in Capital	HOST HOTELS & RESORTS, INC. Retained Earnings (Deficit)	HOST HOTELS & RESORTS, INC. Accumulated Other Comprehensive Income	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Consolidated Partnerships	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Host Hotels & Resorts, L.P	HOST HOTELS & RESORTS, INC. Comprehensive Income
Beginning Balance at Dec. 31, 2007			$ 97	$ 5	$ 5,713	$ (433)	$ 44	$ 28	$ 312
Beginning Balance at Dec. 31, 2007			4.0	522.6
Redemptions of limited partner interests for common stock				8.8
Comprehensive stock and employee stock purchase plans				0.4
Repurchase of common stock				(6.5)
Net income (loss)		414				395		3	16	414
Issuance of common OP units									93
Redemptions of limited partner interests for common stock					92				(92)
Other changes in ownership					156				(156)
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates							(45)		(1)	(46)
Change in fair value of derivative instruments							6			6
Comprehensive income (loss)										374
Comprehensive stock and employee stock purchase plans					7
Common stock dividends paid in cash						(338)
Dividends on preferred stock						(9)
Distributions to non-controlling interests of consolidated partnerships								(7)	(14)
Repurchase of common stock					(100)
Ending Balance at Dec. 31, 2008			97	5	5,868	(385)	5	24	158
Ending Balance at Dec. 31, 2008			4.0	525.3
Net income (loss)		(60)
Ending Balance at Mar. 27, 2009
Beginning Balance at Dec. 31, 2008			97	5	5,868	(385)	5	24	158
Beginning Balance at Dec. 31, 2008			4.0	525.3
Common stock issuances	28.00			103.80
Redemptions of limited partner interests for common stock				3.4
Comprehensive stock and employee stock purchase plans				0.4
Common stock dividends paid in shares				13.4
Net income (loss)		(258)				(252)		(1)	(5)	(258)
Unrealized loss on common stock							(4)			(4)
Redemptions of limited partner interests for common stock					33				(33)
Other changes in ownership					(19)				19
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates							15			15
Change in fair value of derivative instruments							(4)			(4)
Comprehensive income (loss)										(251)
Common stock issuances				1	766
Comprehensive stock and employee stock purchase plans					6
Common stock dividends paid in cash						(16)
Common stock dividends paid in shares					139	(139)
Dividends on preferred stock						(9)
Issuance of 2009 Exchangeable Senior Debentures					82
Contributions from non- controlling interests of consolidated partnerships								1
Distributions to non-controlling interests of consolidated partnerships								(2)
Ending Balance at Dec. 31, 2009		6,211		6	6,875	(801)	12	22	139
Ending Balance at Dec. 31, 2009				646.3
Beginning Balance at Sep. 11, 2009
Net income (loss)		(71)
Ending Balance at Dec. 31, 2009		6,211
Net income (loss)		(84)
Ending Balance at Mar. 26, 2010
Beginning Balance at Dec. 31, 2009		6,211	97	6	6,875	(801)	12	22	139
Beginning Balance at Dec. 31, 2009			4.0	646.3
Common stock issuances	8.00			26.90
Redemptions of limited partner interests for common stock				1.2
Comprehensive stock and employee stock purchase plans				1.2
Redemption of preferred stock			(4.0)
Net income (loss)		(132)				(130)			(2)	(132)
Redemptions of limited partner interests for common stock					15				(15)
Other changes in ownership					(69)				69
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates							8			8
Change in fair value of derivative instruments							5			5
Comprehensive income (loss)										(119)
Common stock issuances				1	405
Comprehensive stock and employee stock purchase plans					10
Common stock dividends paid in cash						(26)
Dividends on preferred stock						(4)
Redemption of preferred stock			(97)			(4)
Contributions from non- controlling interests of consolidated partnerships								11
Distributions to non-controlling interests of consolidated partnerships								(4)
Ending Balance at Dec. 31, 2010		6,332		7	7,236	(965)	25	29	191
Ending Balance at Dec. 31, 2010				675.6
Beginning Balance at Sep. 10, 2010
Net income (loss)		(6)
Ending Balance at Dec. 31, 2010		$ 6,332